CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (90,622,558)	$ 8,570,179	$ 35,473,630
Other comprehensive (loss) income:
Foreign currency translation gain	2,128,770	8,903,913	6,668,353
Comprehensive (loss) income	(88,493,788)	17,474,092	42,141,983
Comprehensive loss (income) attributable to the non-controlling interest	749,085	(964,475)	(1,431,514)
Comprehensive (loss) income attributable to the Company	$ (87,744,703)	$ 16,509,617	$ 40,710,469